LEASES AND RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Schedule of Movements in Right-Of-Use Assets
The following tables summarize movements of the right-of-use assets:

(in millions)	Land and buildings	Plant and equipment	Total
Net book value
At January 1, 2023	9	22	31
Additions	5	5	10
Depreciation	(3)	(6)	(9)
Exchange adjustments	—	1	1
At December 31, 2023	$11	$22	$33

(in millions)	Land and buildings	Plant and equipment	Total
Net book value
At January 1, 2022	12	25	37
Additions	—	5	5
Depreciation	(2)	(6)	(8)
Exchange adjustments	(1)	(2)	(3)
At December 31, 2022	$9	$22	$31

(in millions)	Land and buildings	Plant and equipment	Total
Net book value
At January 1, 2021	14	29	43
Additions	—	2	2
Depreciation	(2)	(5)	(7)
Exchange adjustments	—	(1)	(1)
At December 31, 2021	$12	$25	$37

Schedule of Lease Liability by Maturity
Lease liabilities by maturity were as follows:

(in millions)	2023	2022	2021
Within one year	11	10	10
Later than one and less than five years	36	27	29
More than five years	2	5	12
Gross lease liabilities	49	42	51
Less: future interest on lease liabilities	(6)	(5)	(7)
Net lease liabilities	$43	$37	$44

Schedule of Lease Payments	Lease payments during the year were comprised of the following:

(in millions)	2023	2022	2021
Interest paid on lease liabilities	3	2	2
Payments of lease liabilities	8	9	8
Total lease payments	$11	$11	$10